Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash (note 5)	$ 2,474,000	$ 2,457,000
Marketable securities (note 6)	425,000	625,000
Amounts receivable	645,000	235,000
Prepaid expenses and deposits (note 7)	1,167,000	319,000
Deferred acquisition costs		160,000
	4,711,000	3,796,000
Non-current assets:
Restricted cash (note 5)	115,000	115,000
Mineral property interests (note 8)	95,986,000	58,815,000
Equipment (note 9)	1,675,000	1,786,000
	97,776,000	60,716,000
Total assets	102,487,000	64,512,000
Current liabilities:
Accounts payable and accrued liabilities	1,053,000	818,000
Flow-through share premium liability (note 10)	185,000
	1,238,000	818,000
Non-current liabilities:
Provision for site reclamation and closure (note 11)	1,662,000	1,747,000
Total liabilities	2,900,000	2,565,000
Equity:
Share capital	105,870,000	67,553,000
Share option and warrant reserve	6,046,000	6,108,000
Accumulated other comprehensive income	(256,000)	29,000
Deficit	(12,073,000)	(11,743,000)
Total equity	99,587,000	61,947,000
Total liabilities and equity	$ 102,487,000	$ 64,512,000